Note 49 - Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events
Disclosure Of Events After Reporting Period Explanatory

49. Subsequent events

From July 1, 2019 to the date of preparation of these condensed interim consolidated financial statements, no other subsequent events not mentioned above in these condensed interim financial statements have taken place that could significantly affect the Group’s earnings or its equity position.